Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Schedule of Statutory Corporate Tax Rate	Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2023 and 2022, as follows:
(in thousands)	2023	2022
Income taxes at the statutory rate	$258	$434
Increase (decrease) resulting from:
Cash surrender value of life insurance	(17)	(16)
State income taxes	55	130
Other	(2)	(71)
	$294	$477

Schedule of Deferred Tax Liability	The composition of the Company’s net deferred tax liability at June 30 is as follows:
(in thousands)	2023	2022
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$408	$381
Accrued expenses	44	72
Fair value accounting adjustments at acquisition	95	107
Nonaccrued interest on loans	103	107
Unrealized loss on available-for-sale securities	142	-
Depreciation	68	73
State net operating loss carryforward	64	121
Total deferred tax assets	924	861

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(606)	(981)
Deferred loan origination costs	(68)	(36)
Loan servicing rights	(43)	(46)
Accrual to cash adjustment	(185)	(152)
Fair value accounting adjustments on acquisition	(535)	(535)
Total deferred tax liabilities	(1,437)	(1,750)
Net deferred tax liability	$(513)	$(889)